27. Segment information (Details - Long-lived assets) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 97,881	$ 132,693	$ 186,164
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	50,156	27,671	68,831
GREECE
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	2,314	55,458	59,385
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	16,372	26,032	34,522
ITALY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	9,961	9,247	10,048
JAPAN
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	0	3,503	11,464
UNITED KINGDOM
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	10,016	10,124	1,499
AUSTRALIA
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	548	611	331
GERMANY
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 9	$ 47	$ 84